Document and Entity Information	6 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS Corp INC
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,635,422	$ 145,923	$ 19,556
Accounts receivable, net	224,382	341,900	148,824
Inventories, net	692,139	682,900	666,285
Prepaid expenses	90,152	33,719	37,664
Total current assets	2,642,095	1,204,442	872,329
PROPERTY AND EQUIPMENT
Machinery and equipment	2,359,518	2,355,968	2,355,968
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles	19,674	19,674	19,674
Gross fixed assets	3,081,091	3,077,541	3,077,541
Less: Accumulated depreciation	(3,046,019)	(3,035,584)	(3,015,315)
Net Property and Equipment	35,072	41,957	62,226
Patents, net			188,260
TOTAL ASSETS	2,677,167	1,246,399	1,122,815
CURRENT LIABILITIES
10% senior secured convertible notes		51,250	780,833
Accounts payable	252,320	410,316	709,395
Customer advances	26,783	6,387	36,292
Accrued employee compensation	159,698	171,205	711,015
Accrued professional services	58,620	62,000	54,000
Accrued claims for liquidated damages	629,000
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	8,860	912	912
Total current liabilities	1,160,281	727,070	2,317,447
STOCKHOLDERS' EQUITY
Common Stock, $0.01 par value - Authorized - 50,000,000 shares; Issued and Outstanding - 4,079,134 shares at December 31, 2012, 1,251,339 shares at June 30, 2012 and 971,013 shares at June 30, 2011	40,791	12,513	9,710
Additional paid-in capital	41,243,072	39,009,215	38,259,029
Accumulated deficit	(39,766,977)	(38,502,399)	(39,463,371)
Total stockholders' equity (deficit)	1,516,886	519,329	(1,194,632)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,677,167	$ 1,246,399	$ 1,122,815

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common Stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	4,079,134	1,251,339	971,013
Common Stock shares outstanding	4,079,134	1,251,339	971,013

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 498,667	$ 493,774	$ 1,062,065	$ 998,523	$ 2,152,396	$ 2,245,137
Cost of Goods Sold	418,329	382,454	852,254	747,909	1,594,990	1,493,021
Gross Profit	80,338	111,320	209,811	250,614	557,406	752,116
Research and Development Expenses, net	166,661	149,044	373,952	300,234	664,696	825,033
Selling, General and Administrative Expenses	268,916	274,718	549,880	528,074	1,187,665	958,509
Gain on Sale of Assets	(1,764)	(99)	(3,702)	(2,149)	(10,226)	(39,518)
Total Operating Expenses	433,813	423,663	920,130	826,159	1,842,135	1,744,024
Operating Loss	(353,475)	(312,343)	(710,319)	(575,545)	(1,284,729)	(991,908)
Gain on Sale of Patents				2,276,286	2,276,286
Non-cash Provision for Claims for Liquidated Damages	(629,000)		(629,000)
Other Income	76,149	176	76,149	533	535	207
Interest Expense	(158)	(12,708)	(1,408)	(27,708)	(30,208)	(60,000)
Income (Loss) before provision for income taxes	(906,484)	(324,875)	(1,264,578)	1,673,566	961,884	(1,051,701)
Provision for Income Taxes					912	912
Net Income (Loss)	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Income (Loss) Per Share:
Basic	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.55	$ 0.83	$ (1.06)
Diluted	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.47	$ 0.78	$ (1.06)
Weighted Average Common Shares Outstanding:
Basic	4,035,656	1,191,138	2,688,788	1,081,075	1,163,775	994,777
Diluted	4,035,656	1,191,138	2,688,788	1,160,355	1,275,938	994,777

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2010	$ 10,184	$ 38,236,325	$ (38,410,758)	$ (164,249)
Beginning Balance, Shares at Jun. 30, 2010	1,018,411
Purchase of treasury stock, shares	(47,398)
Purchase of treasury stock, amount	(474)			(474)
Stock-based compensation, amount		22,704		22,704
Net Income (loss)			(1,052,613)	(1,052,613)
Ending balance, Amount at Jun. 30, 2011	9,710	38,259,029	(39,463,371)	(1,194,632)
Ending balance, Shares at Jun. 30, 2011	971,013
Purchase of treasury stock, amount
Restricted stock issued to officers and directors, shares	245,326
Restricted stock issued to officers and directors, amount	2,453	672,192		674,645
Stock-based compensation, shares	35,000
Stock-based compensation, amount	350	77,994		78,344
Net Income (loss)			960,972	960,972
Ending balance, Amount at Jun. 30, 2012	$ 12,513	$ 39,009,215	$ (38,502,399)	$ 519,329
Ending balance, Shares at Jun. 30, 2012	1,251,339

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities -
Depreciation and Amortization	10,435	13,081	23,368	57,605
Gain on Sale of Patents		(2,276,286)	(2,276,286)
Gain on Sale of Assets	(3,702)	(2,149)	(10,226)	(35,967)
Gain on Settlement of Accounts Payable	(76,149)
Provision (benefit) for inventory write-down			14,033	(10,363)
Stock-based Compensation Expense	21,016	17,900	78,344	22,704
Non-cash Provision for Settlement of Claims for Liquidated Damages	629,000
Non-cash Interest Expense	1,250	27,708	30,208	60,000
Changes in Operating Assets and Liabilities -
Accounts Receivable, net	117,518	(14,087)	(193,076)	356,376
Inventories	(9,239)	43,888	(30,648)	28,399
Prepaid Expenses	(56,433)	(10,560)	3,945	(4,165)
Accounts Payable	(96,243)	(327,136)	(129,079)	260,501
Customer Advances	20,396	(7,713)	(29,905)	(64,776)
Accrued Expenses	(6,939)	(93,666)	(27,165)	(31,226)
Net Cash Used In Operating Activities	(713,668)	(955,454)	(1,585,515)	(413,525)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Proceeds from Sale of Patents		2,463,171	2,463,171
Purchases of Property and Equipment	(3,550)
Additional Patent Costs		2,149	(1,724)	(18,452)
Proceeds from Sale of Assets	3,702	(1,724)	10,226	35,967
Net Cash Provided By Investing Activities	152	2,463,596	2,471,673	17,515
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross Proceeds from September 2012 Private Placement of Common Stock and Warrants	2,500,015
Private Placement Expenses Incurred and Paid as of December 31, 2012	(294,500)
Proceeds From Exercise of Warrants to Purchase Common Stock (50,000 Shares)	50,000
Payment of Principal and Interest on 10% Senior Convertible Notes	(52,500)	(740,972)	(759,791)
Purchase of treasury stock (47,398 shares)				(474)
Net Cash Provided by Financing Activities	2,203,015	(740,972)	(759,791)	(474)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,489,499	767,170	126,367	(396,484)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	145,923	19,556	19,556	416,040
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,635,422	786,726	145,923	19,556
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash Paid for Income Taxes	912	912	912	912
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Private Placement Expenses Incurred But Not Yet Paid as of December 31, 2012	14,396
Issuance of Common Stock to Satisfy Deferred Compensation Obligations (245,326 shares)		$ 674,645	$ 674,645

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Operations

The accompanying consolidated financial statements include the accounts of Precision Optics Corporation, Inc. and its wholly-owned subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared by the Company, without audit, and reflect normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results of the second quarter of the Company’s fiscal year 2013. These consolidated financial statements do not include all disclosures associated with annual consolidated financial statements and, accordingly, should be read in conjunction with footnotes contained in the Company’s consolidated financial statements for the year ended June 30, 2012 together with the Report of Independent Registered Public Accounting Firm filed under cover of the Company’s 2012 Annual Report on Form 10-K, filed with the Securities and Exchange Commission on October 15, 2012 and amended on October 26, 2012 to furnish Exhibit 101 to the Form 10-K, which contains the XBRL (eXtensible Business Reporting Language) Interactive Data File for the financial statements and notes included thereto.

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on the Company’s 10% Senior Secured Convertible Notes issued on June 25, 2008) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of the 10% Senior Secured Convertible Notes. For the three months ended December 31, 2012 and 2011 and for the six months ended December 31, 2012, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in those periods.

The following is the calculation of income (loss) per share for the three and six months ended December 31, 2012 and 2011:

	Three Months Ended December 31		Six Months Ended December 31
	2012	2011	2012	2011

Net Income (Loss) – Basic	$(906,484)	$(324,875)	$(1,264,578)	$1,673,566
Interest Expense on Senior Convertible Notes	-	-	-	27,708
Net Income (Loss) – Diluted	$(906,484)	$(324,875)	$(1,264,578)	$1,701,274

Basic Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,081,075
Potentially Dilutive Securities	-	-	-	79,280
Diluted Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,160,355

Income (Loss) Per Share
Basic	$(0.22)	$(0.27)	$(0.47)	$1.55
Diluted	$(0.22)	$(0.27)	$(0.47)	$1.47

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 3,056,000 and 1,150,000 for the three months ended December 31, 2012 and 2011, respectively, and approximately 3,056,000 and 1,012,000 for the six months ended December 31, 2012 and 2011, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment. Based on this evaluation, a full valuation reserve has been provided for the deferred tax assets.

(a)           Nature of Business

Precision Optics Corporation, Inc. (the “Company”) designs, develops, manufactures and sells specialized optical systems and components and optical thin-film coatings. The Company conducts business in one industry segment only and its customers are primarily domestic. The Company’s products and services fall into two principal areas: (i) medical products for use by hospitals and physicians; and (ii) advanced optical system design and development services and products used by industrial customers.

(b)           Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. All shares and per share data reflect the effects of a 1-for-25 reverse stock split that became effective on December 11, 2008.

(c)           Revenues

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) the price to the buyer is fixed and determinable; and (4) collectability is reasonably assured. The Company’s shipping terms are customarily FOB shipping point.

The sales price of products and services sold is fixed and determinable after receipt and acceptance of a customer’s purchase order or properly executed sales contract, typically before any work is performed. Management reviews each customer purchase order or sales contract to determine that the work to be performed is specified and there are no unusual terms and conditions that would raise questions as to whether the sales price is fixed or determinable. The Company assesses credit worthiness of customers based upon prior history with the customer and assessment of financial condition. Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for that portion of accounts receivable considered to be uncollectible, based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified.

The Company’s revenue transactions typically do not contain multiple deliverable elements for future performance obligations to customers, other than a standard one-year warranty on materials and workmanship, the estimated costs for which are provided for at the time revenue is recognized.

Revenues for industrial and medical products sold in the normal course of business are recognized upon shipment when delivery terms are FOB shipping point and all other revenue recognition criteria have been met. Gross shipping charges reimbursable from customers, to deliver product, are insignificant and are included in “Revenues” section of the Consolidated Statement of Operations, while shipping costs are classified in the “Selling, General and Administrative Expenses” section of the Consolidated Statement of Operations.

(d)           Cash and Cash Equivalents

The Company includes in cash equivalents all highly liquid investments with original maturities of three months or less at the time of acquisition. Cash and cash equivalents of $145,923 and $19,556 at June 30, 2012 and 2011, respectively, consist primarily of cash at banks and money market funds. The Company maintains its cash and cash equivalents in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents.

(e)           Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and include material, labor and manufacturing overhead. The components of inventories at June 30, 2012 and 2011 are as follows:

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

The Company provides for estimated obsolescence on unmarketable inventory based upon assumptions about future demand and market conditions. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. Inventory, once written down, is not subsequently written back up, as these adjustments are considered permanent adjustments to the carrying value of the inventory.

During fiscal year 2012, the Company recorded a pre-tax non-cash provision for slow-moving and obsolete inventories of $14,033. During fiscal year 2011, the Company recorded a pre-tax non-cash benefit for slow-moving and obsolete inventories of $10,363.

(f)            Property and Equipment

Property and equipment are recorded at cost. Maintenance and repair items are expensed as incurred. The Company provides for depreciation and amortization by charges to operations, using the straight-line and declining-balance methods, which allocate the cost of property and equipment over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Depreciation expense was $20,269 and $23,874 for the years ended June 30, 2012 and 2011, respectively.

(g)           Significant Customers and Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash equivalents and trade accounts receivable. The Company places its investments with highly rated financial institutions. The Company has not experienced any losses on these investments to date. At June 30, 2012, receivables from the Company’s two largest customers were 31% and 27% of the total accounts receivable. At June 30, 2011, receivables from the Company’s five largest customers were 26%, 16%, 15%, 14% and 10% of the total accounts receivable. No other customer accounted for more than 10% of the Company’s receivables as of June 30, 2012 and 2011. The Company has not experienced any material losses related to accounts receivable from individual customers. The Company generally does not require collateral or other security as a condition of sale rather relying on credit approval, balance limitation and monitoring procedures to control credit risk of trade account financial instruments. Management believes that allowances for doubtful accounts, which are established based upon review of specific account balances and historical experience, are adequate.

Revenues from the Company’s largest customers, as a percentage of total revenues, were as follows:

	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

No other customer accounted for more than 10% of the Company’s revenues in fiscal years 2012 and 2011.

(h)          Income (Loss) per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on senior convertible notes) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of senior convertible notes. For the year ended June 30, 2011, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in that period.

The following is the calculation of income (loss) per share for the years ended June 30, 2012 and 2011:

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 620,000 and 1,112,000 for the years ended June 30, 2012 and 2011, respectively.

(i)            Stock-Based Compensation

The measurement and recognition of all compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. Stock-based compensation costs recognized for the years ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively.

(j)            Patents

Patents are carried at cost less accumulated amortization of $0 and $718,684 at June 30, 2012 and June 30, 2011, respectively. Such costs are amortized using the straight-line method over the shorter of their legal or estimated useful lives, generally five to ten years. Amortization expense was $3,099 and $33,731 for the years ended June 30, 2012 and 2011, respectively.

In July 2011, the Company assigned all of its currently issued and pending patents, as well as new inventions that it conceives before July 28, 2012, to Intuitive Surgical. See Note 8 of Notes to Consolidated Financial Statements.

(k)           Fair Value of Financial Instruments

Financial instruments consist principally of cash equivalents, accounts receivable, senior secured convertible notes payable, accounts payable, and accrued expenses. The estimated fair value of these financial instruments approximates their carrying value due to their short-term nature.

(l)            Long-Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(m)          Warranty Costs

The Company does not incur future performance obligations in the normal course of business other than providing a standard one-year warranty on materials and workmanship to its customers. The Company provides for estimated warranty costs at the time product revenue is recognized. Warranty costs have been included as a component of cost of goods sold in the accompanying consolidated statements of operations. The following tables summarize warranty reserve activity for the years ended June 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

(n)           Research and Development

Research and development expenses are charged to operations as incurred. The Company groups development and prototype costs and related reimbursements in research and development. For the years ended June 30, 2012 and 2011, research and development expense is shown net of reimbursements of $80,023 and $195,676, respectively, in the accompanying statements of operations.

(o)           Comprehensive Income

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owners sources. The Company’s comprehensive loss for the years ended June 30, 2012 and 2011 was equal to its net loss for the same periods.

(p)           Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment.

(q)           Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions about how to allocate resources and assess performance. The Company’s chief decision-maker is its Chief Executive Officer. To date, the Company has viewed its operations and manages its business as principally one segment. For all periods presented, over 90% of the Company’s sales have been to customers in the United States.

(r)           Use of Estimates

The preparation of financial statements in conformity with accounting standards generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(s)         Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard update requiring enhanced disclosure about certain financial instruments and derivative instruments that are offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirement becomes effective retrospectively in the first quarter of the Company's fiscal year ending June 30, 2014. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

In September 2011, the FASB issued an accounting standard update intended to simplify testing goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The amendment becomes effective for annual and interim goodwill impairment tests performed for the Company's fiscal year ending June 30, 2013, and early adoption is permitted. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

2. INVENTORIES	6 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
2. INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900

3. 10% SENIOR SECURED CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
3. 10% SENIOR SECURED CONVERTIBLE NOTES

On June 25, 2008, the Company entered into a purchase agreement, as amended on December 11, 2008, with institutional and other accredited investors (the “Investors”) pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”). The Company repaid the outstanding principal and accrued interest respectively owed to Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. on December 15, 2011, and repaid the outstanding obligations owed to Mr. Arnold Schumsky under his Note on September 28, 2012. As of September 28, 2012, the Notes held by the Investors have been satisfied in full and the obligations thereunder have been terminated.

The Notes consisted of the following:

	December 31, 2012	June 30, 2012
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest were due at maturity, September 30, 2012	$–	$50,000
Accrued interest—10% coupon due on September 30, 2012	–	1,250
	$–	$51,250

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors (the “Investors”) pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the Investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. The Company also issued warrants to purchase a total of 316,800 shares of its common stock at an exercise price of $1.75 per share (the “Warrants”). Interest accrues on the Notes at a rate of 10% per year and is payable in cash upon the earlier of conversion or maturity of the Notes. The original maturity of the Notes was June 25, 2010 and the Warrants expire on June 25, 2015, subject to extension. By mutual agreement with the Company, the Investors amended the Notes on several dates to extend the “Stated Maturity Date” of the Notes. The conversion price of the Notes and the exercise price of the Warrants may be adjusted downward in the event the Company issues shares of common stock or securities convertible into common stock at a price lower than the conversion price of the Notes or exercise price of the Warrants at the time of issuance.

Pursuant to the Purchase Agreement, the Notes and Warrants were not convertible or exercisable until the Company implemented a 1 for 6 reverse stock split, which required the approval of its stockholders. On November 25, 2008, the Company entered into a Side Letter Agreement in which the Investors agreed to change the ratio of the reverse split from 1 for 6 to 1 for 25. On December 11, 2008, the Company effected a 1 for 25 reverse split of its common stock.

Pursuant to a Registration Rights Agreement entered into with the Investors on June 25, 2008, the Company agreed to file a registration statement with the Securities and Exchange Commission by the earlier of (i) two days following the effectiveness of the amendment to implement a reverse stock split, and (ii) December 15, 2008, to register the resale of the common stock issuable upon the conversion of the Notes and the exercise of the Warrants. The Company agreed to keep the registration statement effective until the earlier of (i) the date on which all the securities have been sold, and (ii) the date on which all the securities may be sold without restriction pursuant to Rule 144 of the Securities Act of 1933.

The Notes contain covenants binding on the Company and certain events of default, including but not limited, to:

●	the failure of the Company to make a scheduled payment;

●	the failure of the Company to make payments in excess of $100,000 on any liability or obligation, or if there is an acceleration of the stated maturity of any liability or obligation in excess of $100,000; or

●	the Company entering bankruptcy.

If an event of default occurs and is uncured within the allowable grace period, if any, the Investors may declare all amounts under the Notes immediately due and payable and may pursue any other available remedies.

On December 15, 2011, the Company repaid Special Situations Fund III QP, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. On December 15, 2011, the Company repaid Special Situations Private Equity Fund, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. The Notes held by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. have been satisfied in full and the obligations thereunder have been terminated.

On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note. On July 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to August 31, 2012. On August 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to September 30, 2012.

The 10% Senior Secured Convertible Notes consist of the following:

	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833

On September 28, 2012, the Company repaid Mr. Schumsky the outstanding and accrued interest of $2,500 due under his Note and such payment satisfied its obligations in regards to the accrued interest due on the Note in full. On that same date, Mr. Schumsky presented the outstanding principal balance of the Note to the Company and agreed to exchange the $50,000 principal balance of his Note for participation in the Company’s September 2012 financing transaction (as described in further detail in Note 9, Subsequent Event) and was awarded units consisting of 55,555 shares of common stock and 38,889 warrants upon the same terms as the units sold in the September 2012 financing transaction. Accordingly, the Note held by Mr. Schumsky has been satisfied in full and the obligations thereunder have been terminated.

4. COMMITMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
4. COMMITMENTS

(a)           Related Party Transactions

The Company leases one of its facilities from a corporation owned by an officer-director-shareholder of the Company. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to related parties was $108,000 in each of fiscal years 2012 and 2011, and is included in the accompanying consolidated statements of operations.

The Company incurred fees to two directors totaling $20,000 and $25,000 in fiscal years 2012 and 2011, respectively, for consulting services.

(b)           Operating Lease Commitments

The Company has entered into operating leases for its office space and equipment that expire at various dates through fiscal year 2014. Total future minimum rental payments under all non-cancelable operating leases are $31,353 in fiscal year 2013 and $388 in the fiscal years thereafter.

Rent expense on operating leases, excluding the related party rent described above, was $45,896 and $46,335 for the years ended June 30, 2012 and 2011, respectively.

5. STOCK-BASED COMPENSATION/STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
4. STOCK-BASED COMPENSATION/STOCKHOLDERS' EQUITY

Stock-based compensation costs recognized during the quarters ended December 31, 2012 and 2011 amounted to $10,508 and $13,400, respectively, and the costs were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 - $8,050; 2011 - $12,500), research and development expenses (2012 - $550; 2011 - $0) and cost of goods sold (2012 - $1,908; 2011 - $900). Stock-based compensation costs recognized during the six month periods ended December 31, 2012 and 2011 amounted to $21,016 and $17,900, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 - $16,100; 2011 - $12,500), research and development expenses (2012 - $1,100; 2011 - $0) and cost of goods sold (2012 - $3,816; 2011 - $5,400). No compensation has been capitalized because such amounts would have been immaterial. No income tax provision was recorded in the second quarter or first six months of fiscal years 2013 or 2012 because of the losses generated or the availability of loss carryforwards to offset any anticipated taxable income.

There were no stock option grants or cancellations during the quarter ended December 31, 2012.

As of December 31, 2012, the unrecognized compensation costs related to options vesting of $207,950 will be recognized over a period of approximately 1.5 years.

Information related to the stock options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.17	$1.20	32,800	$1.20
$0.55	51,000	9.12	0.55	20,334	0.55
$0.27	40,000	8.54	0.27	20,000	0.27
$1.35	1,200	6.90	1.35	1,200	1.35
$1.25	1,200	5.90	1.25	1,200	1.25
$6.25	1,600	3.91	6.25	1,600	6.25
$7.75	1,200	4.91	7.75	1,200	7.75
$11.50	800	2.91	11.50	800	11.50
$13.75	50,427	3.36	13.75	50,427	13.75
$20.75	37,360	2.46	20.75	37,360	20.75
$0.27–$20.75	392,587	7.65	$4.56	166,921	$9.32

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of December 31, 2012 was $38,500 and $17,700, respectively.

(a)           Stock Options

Stock-based compensation costs recognized during the year ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 — $64,910; 2011 — $10,000), cost of goods sold (2012 — $11,234; 2011 — $12,704), and research and development expenses, net (2012 — $2,200; 2011 — $0). No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2012 or 2011, as the Company is currently in a loss position. There were 298,800 stock options granted (net) during the year ended June 30, 2012 and no stock options granted during the year ended June 30, 2011.

As of June 30, 2012, the unrecognized compensation costs related to options vesting in the future is $228,966. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal 2012:

Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers, and employees. The Company has the following stock option plans outstanding as of June 30, 2012: the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”); the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”), and the Precision Optics Corporation, Inc. Amended and Restated 1997 Incentive Plan (the “1997 Plan”). Vesting periods under the 2011 Plan, the 2006 Plan, and the 1997 Plan are at the discretion of the Board of Directors and typically average three to five years. Options under these Plans are granted at fair market value on the date of grant and have a term of ten years from the date of grant.

The 2011 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 325,000 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2011 Plan. At June 30, 2012, a total of 207,800 stock options are outstanding and 117,200 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 139,898 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2006 Plan. At June 30, 2012, a total of 96,200 stock options are outstanding and 43,698 shares of common stock were available for future grants under the 2006 Plan.

The 1997 Plan provided eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vested and were exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. Options for a total of 88,938 shares of common stock were outstanding at June 30, 2012 under the 1997 Plan, as amended and restated in fiscal year 2006. Prior to the adoption of the 2006 Plan, 9,000 stock options were granted in fiscal year 2007 under the 1997 Plan. Upon the adoption of the 2006 Plan, no new awards were granted under the 1997 Plan. No shares are available for future grants under the 1997 Plan.

The following tables summarize stock option activity for the two years ended June 30, 2012:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Information related to the stock options outstanding as of June 30, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2012 and 2011 was $145,410 and $0, respectively.

(b)           Warrants

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note.

During the quarter ended December 31, 2010, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share to several consultants to the Company. The warrants are exercisable beginning six months after December 16, 2010 (the issue date) and expire on December 16, 2013. The Black-Scholes option pricing model was used to calculate the fair value of the warrants, which was estimated to be $0.10 per share, or $10,000 in total. The expense associated with issuing the warrants was recognized ratably over the six-month vesting period. A non-cash charge of $10,000 was recorded in “Selling, General and Administrative Expenses” in the year ended June 30, 2011 in the accompanying Consolidated Statements of Operations.

In conjunction with the sale of the Notes on June 25, 2008 mentioned above, the Company issued warrants to purchase an aggregate of 316,800 shares of common stock at an exercise price of $1.75 per share.  In conjunction with the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 316,800 to 318,621 and the related exercise price was decreased from $1.75 per share to $1.74 per share. In conjunction with the issuance of warrants to purchase 1,944,475 shares of common stock in September 2012, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 318,621 to 469,831 and the related exercise price was decreased from $1.74 per share to $1.18 per share. These warrants expire on June 25, 2015.

In February 2007, the Company completed a private placement with institutional and other accredited investors pursuant to which it sold an aggregate of 400,000 shares of common stock, at a price of $6.25 per share and warrants to purchase an aggregate of 400,000 shares of common stock at an exercise price of $8.00 per share. In conjunction with the issuance by the Company of the Notes and warrants on June 25, 2008 and the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 400,000 to 599,254 and the related exercise price was decreased from $8.00 per share to $5.34 per share. These warrants expired on February 1, 2012.

(c)            Restricted Stock

On December 3, 2010, Richard Forkey, who at the time of the agreement served as the Company’s Chief Executive Officer, agreed to reduce his annual salary to $100,000 per year, none of which would be deferred, and reduce his vacation accrual by $43,011, at his new rate of pay, to $10,000.  He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $474,646 of his previously deferred salary into 172,599 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, Joseph Forkey, who at the time of the agreement served as the Company’s Chief Scientific Officer and currently serves as the Company’s Chief Executive Officer, agreed to reduce his vacation accrual by $4,824, at his current rate of pay, to $10,000.  Joseph Forkey’s salary will remain the same at $120,000 and none of it will be deferred. He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $29,999 of his previously deferred salary into 10,909 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, the Company agreed with Joel Pitlor, one of the Company’s directors, to terminate his consulting agreement with the Company. The Company also agreed on December 3, 2010, as amended on October 14, 2011, to convert all $170,000 of the previously deferred consulting compensation owed to Mr. Pitlor into 61,818 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.  Mr. Pitlor will remain as a director of the Company.

The shares referenced above totaling 245,326 shares of the Company’s common stock were issued in October 2011 pursuant to the Company’s 2011 Deferred Compensation Plan. The shares were registered under the Company’s registration statement on Form S-8 filed October 14, 2011.

The following table indicates the effects on the Company’s consolidated balance sheet upon the issuance of restricted stock in settlement of liabilities for deferred compensation and professional services, as indicated above:

Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645

6. INCOME TAXES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
6. INCOME TAXES

We have identified our federal tax return and our state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for our federal and state income tax returns are the years ended in 2009 and thereafter. We believe our income tax filing positions and deductions will be sustained on audit and we do not anticipate any adjustments that would result in a material change to our financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the minimum statutory state income tax liability of $912 and $912 for the years ended June 30, 2012 and 2011, respectively.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the two years ended June 30 is as follows:

	2012	2011
Income tax expense (benefit) at federal statutory rate	34.0%	(34.0%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	6.3	(6.3)
Change in valuation allowance	(94.3)	46.1
Nondeductible items	1.7	1.0
Prior-year tax adjustments	48.8	1.5
Other	3.6	(8.2)
Effective tax rate	0.1%	0.1%

The components of deferred tax assets and liabilities at June 30, 2012 and 2011 are approximately as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,913,000	$2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized. The valuation allowance decreased in fiscal 2012 by approximately $905,000. The decrease in the valuation allowance was due primarily to adjustments to net operating loss carryforwards of prior years and utilization of loss carryforwards to offset taxable income in fiscal year 2012.

At June 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $4,200,000 and $2,200,000, respectively, which will, if not used, expire at various dates from 2013 through 2031. In addition, the Company had net operating loss carry forwards from its Hong Kong operations of approximately $1,900,000, which carry forward indefinitely.

7. PROFIT SHARING PLAN	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
7. PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2012 and 2011.

8. SALE OF STOCK	6 Months Ended
Dec. 31, 2012
Equity [Abstract]
8. SALE OF STOCK

On September 28, 2012, the Company closed on agreements with accredited investors (the “Investors”) for the sale and purchase of units consisting of an aggregate of (i) 2,777,795 shares of the Company’s common stock, and (ii) warrants to purchase an aggregate of 1,944,475 shares of common stock, at a per unit price of $0.90. Each unit consisted of one share of common stock and 70% warrant coverage. The warrants have an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, will expire five years from September 28, 2012, and are exercisable in whole or in part, at any time prior to expiration. Certain directors and officers participated in the offering and purchased a total aggregate amount of approximately $80,000 of units in the offering.

The Company received $2.5 million in gross proceeds from the offering. The Company retained Loewen, Ondaatje, McCutcheon USA LTD as the exclusive placement agent for the offering. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to the placement agent to purchase up to 194,446 shares of common stock on substantially similar terms to the warrants issued in the offering, except that the placement agent warrant has an exercise price of $0.95 per share. The Company anticipates using the net proceeds from the offering to fund start-up costs associated with the previously-announced order for micro endoscopes as well as other recently received orders for new products in addition to working capital needs and for general corporate purposes.

In conjunction with the offering, the Company also entered into a registration rights agreement dated September 28, 2012 with the Investors, whereby it was obligated to file a registration statement with the Securities and Exchange Commission (the “SEC”) on or before thirty calendar days after September 28, 2012 to register the resale by the Investors of the 2,777,795 shares of common stock purchased in the offering, and the 1,944,475 shares of common stock underlying the warrants purchased in the offering. If a registration statement covering the securities was not filed with the SEC prior to the 30th day filing deadline (the “Filing Deadline”), the Company would have to pay, subject to the terms set forth in the registration rights agreement, an amount equal to 1.0% of the aggregate amount invested by each Investor each month as liquidated damages, subject to certain conditions. The Company filed the registration statement with the SEC on October 26, 2012, prior to the Filing Deadline. The registration statement became effective on December 14, 2012. The Company is obligated to continue to keep the securities registered and, in the event the Company does not comply with such provision of the registration rights agreement, it may have to pay damages to the Investors.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 financing transaction were triggered. As a result, the number of existing June 25, 2008 warrants increased from 318,621 to 469,831 and the related exercise price of the warrants decreased from $1.74 per share to $1.18 per share. The June 25, 2008 warrants expire on June 25, 2015.

Pursuant to the Tax Reform Act of 1986, the utilization of net operating loss carryforwards and other tax benefits are subject to an annual limitation if a cumulative change of ownership of more than 50% occurs over a three-year period. As a result of the September 2012 private placement of the Company’s common stock, the Company believes it may have triggered significant limitations on the utilization of those tax attributes. The limitations, if triggered, would allow the use of the value of approximately $34,000 of Federal carryforward losses annually for the next twenty years, and the same amount for state purposes for 20 years.

In December 2012, stock purchase warrants with an exercise price of $1.00 per share for 50,000 shares of the Company’s common stock were exercised, and accordingly, 50,000 shares of restricted common stock were issued.

9. SALE OF ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
9. SALE OF ASSETS

During the six months ended December 31, 2012 and 2011, respectively, the Company sold equipment that was previously written off for proceeds totaling $3,702 and $2,149, respectively, and recorded a gain of $3,702 and $2,149, respectively, which is included within operating expenses in the accompanying consolidated statements of operations.

In fiscal year 2012, the Company sold equipment that was previously written off for proceeds totaling $10,226 and recorded a gain of $10,226.  In fiscal year 2011, the Company sold equipment that was previously written off for proceeds totaling $35,967 and recorded a gain of $35,967. These gains are included within operating expenses in the accompanying consolidated statements of operations.

10. SALE OF PATENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
10. SALE OF PATENTS

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.

In connection with this agreement, the Company recorded a gain on the sale of such intellectual property of $2,276,286 in the quarter ended September 30, 2011.

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of  $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.

In connection with this agreement, the Company recorded a gain on the sale of such intellectual property of $2,276,286 in the quarter ended September 30, 2011.

11. SETTLEMENT OF ACCOUNTS PAYABLE	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
11. SETTLEMENT OF ACCOUNTS PAYABLE

In December 2012, the Company settled $106,149 of accounts payable with a vendor for a negotiated payment of $30,000, and recorded a pre-tax gain of $76,149. The gain is included within other income in the accompanying consolidated statements of operations.

12. CLAIMS FOR LIQUIDATED DAMAGES	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
12. CLAIMS FOR LIQUIDATED DAMAGES

Settlement Agreement with Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P.

On January 17, 2013, the Company received a demand letter from two of its stockholders, Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. (along with Special Situations Fund III QP, L.P., “Special Situations”). The letter alleged that the Company failed to maintain a current registration statement for the sale of stock purchased by Special Situations pursuant to registration rights agreements entered into with the Company on February 1, 2007 and June 25, 2008, and sought prompt payment of $719,100 as liquidated damages and an amendment to the terms of certain warrants purchased in 2008. A registration statement covering the shares in question is currently effective.

On February 12, 2013, the Company entered into a settlement agreement with Special Situations (the “Settlement Agreement”). Without agreeing to the alleged damages, the Company entered into this settlement in order to resolve the claim without requiring a cash payment or extended distraction of its resources away from operational activities. Under the terms of the Settlement Agreement, Special Situations agreed to forego their claims for cash damages. The Company agreed to: (a) issue an aggregate of (i) 350,000 shares of common stock, and (ii) warrants to purchase an aggregate of 350,000 shares of common stock (the “Securities”), and (b) amend the expiration date of the warrants issued to Special Situations in conjunction with the Company’s June 25, 2008 private placement (the “2008 Warrants”), as payment in full of the alleged damages sought by Special Situations. The expiration date of the 2008 Warrants shall be amended from June 25, 2015 to May 11, 2017. The new warrants to be issued in connection with the Settlement Agreement will have an exercise price of $1.50 per share, subject to adjustment, will expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration.

In conjunction with the Settlement Agreement, the Company also entered into a registration rights agreement dated February 12, 2013 with Special Situations, whereby it is obligated to register the resale by Special Situations of the Securities, consisting of 350,000 shares of common stock and the 350,000 shares of common stock underlying the new warrants.

Settlement Agreement with Joel Pitlor

On February 12, 2013, the Company entered into a settlement agreement with one of its directors and stockholders, Joel Pitlor (the “Pitlor Settlement Agreement”). Under the terms of the Pitlor Settlement Agreement, the Company agreed to issue 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Pitlor under the registration rights agreement the Company entered into with Mr. Pitlor, and other parties, on February 1, 2007. The warrants to be issued in connection with the Pitlor Settlement Agreement will have an exercise price of $1.50 per share, subject to adjustment, will expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. There are no registration rights associated with the securities being acquired pursuant to the Pitlor Settlement Agreement.

By virtue of Mr. Pitlor’s directorship with the Company, he is considered a related party of the Company under federal securities law. The Company’s Board of Directors has acknowledged that Mr. Pitlor’s entry into the Pitlor Settlement Agreement is a related party transaction and has approved such transaction.

Settlement Agreement with Arnold Schumsky

On February 12, 2013, the Company also entered into a settlement agreement with one of its stockholders, Arnold Schumsky (the “Schumsky Settlement Agreement”). The terms of the Schumsky Settlement Agreement and the accompanying Form of Warrant are substantially similar to the terms of the Pitlor Settlement Agreement and the accompanying Form of Warrant. Under the terms of the Schumsky Settlement Agreement, the Company agreed to issue 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Schumsky under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on February 1, 2007 and under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on June 25, 2008. The warrants to be issued in connection with the Schumsky Settlement Agreement will have an exercise price of $1.50 per share, subject to adjustment, will expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. There are no registration rights associated with the securities being acquired pursuant to the Schumsky Settlement Agreement.

The Company has estimated the fair value of the non-cash consideration exchanged for settlement of claims on February 12, 2013 to be $629,000 as of December 31, 2012, and has recorded this amount as a non-cash expense and current liability in its consolidated financial statements as of December 31, 2012, and for the quarter and six months then ended.

The Company used the Black-Scholes option-pricing model for determining the estimated fair value of the new warrants to be issued and for the extension of the maturity date of the 2008 Warrants. The Company’s common stock to be issued was valued as of the closing stock price of the stock at December 31, 2012, which was $0.85 per share.

13. SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
13. SUBSEQUENT EVENT

On September 28, 2012, the Company closed on agreements with accredited investors (the “Investors”) for the sale and purchase of units consisting of an aggregate of (i) 2,777,795 shares of the Company’s common stock, and (ii) warrants to purchase an aggregate of 1,944,475 shares of common stock, at a per unit price of $0.90. Each unit consisted of one share of common stock and 70% warrant coverage. The warrants have an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, will expire five years from September 28, 2012, and are exercisable in whole or in part, at any time prior to expiration. Certain directors and officers participated in the offering and purchased a total aggregate amount of approximately $80,000 of units in the offering.

The Company received $2.5 million in gross proceeds from the offering. The Company retained Loewen, Ondaatje, McCutcheon USA LTD as the exclusive placement agent for the offering. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to the placement agent to purchase up to 194,446 shares of common stock on substantially similar terms to the warrants issued in the offering, except that the placement agent warrant has an exercise price of $0.95 per share. The Company anticipates using the net proceeds from the offering to fund start-up costs associated with the previously-announced order for micro endoscopes as well as other recently received orders for new products in addition to working capital needs and for general corporate purposes.

In conjunction with the offering, the Company also entered into a registration rights agreement dated September 28, 2012 with the Investors, whereby it is obligated to file a registration statement with the Securities and Exchange Commission (the “SEC”) on or before thirty calendar days after September 28, 2012 to register the resale by the Investors of the 2,777,795 shares of the common stock purchased in the offering, and the 1,944,475 shares of common stock underlying the warrants purchased in the offering. If a registration statement covering the securities is not filed with the SEC prior to the 30th day filing deadline (the “Filing Deadline”), the Company will have to pay an amount equal to 1.0% of the aggregate amount invested by each Investor each month as liquidated damages, subject to certain conditions. The Company is also obligated to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 60 days after the registration statement is filed, or 90 days if the Company receives comments on the registration statement from the SEC. If there is not an effective registration statement in place by the 60th day after the Filing Deadline, or the 90th day after the Filing Deadline if the Company receives comments from the SEC, the Company will have to pay an amount equal to 1.0% of the aggregate amount invested by each Investor each month as liquidated damages, subject to certain conditions.

Pursuant to the Tax Reform Act of 1986, the utilization of net operating loss carryforwards and other tax benefits are subject to an annual limitation if a cumulative change of ownership of more than 50% occurs over a three-year period. As a result of the September 2012 private placement of the Company’s common stock, the Company believes it may have triggered significant limitations on the utilization of those tax attributes. The limitations, if triggered, would allow the use of the value of approximately $34,000 of Federal carryforward losses annually for the next twenty years, and the same amount for state purposes for 20 years.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Nature of Business

(a)           Nature of Business

Precision Optics Corporation, Inc. (the “Company”) designs, develops, manufactures and sells specialized optical systems and components and optical thin-film coatings. The Company conducts business in one industry segment only and its customers are primarily domestic. The Company’s products and services fall into two principal areas: (i) medical products for use by hospitals and physicians; and (ii) advanced optical system design and development services and products used by industrial customers.

Principles of Consolidation and Operations

The accompanying consolidated financial statements include the accounts of Precision Optics Corporation, Inc. and its wholly-owned subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared by the Company, without audit, and reflect normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results of the second quarter of the Company’s fiscal year 2013. These consolidated financial statements do not include all disclosures associated with annual consolidated financial statements and, accordingly, should be read in conjunction with footnotes contained in the Company’s consolidated financial statements for the year ended June 30, 2012 together with the Report of Independent Registered Public Accounting Firm filed under cover of the Company’s 2012 Annual Report on Form 10-K, filed with the Securities and Exchange Commission on October 15, 2012 and amended on October 26, 2012 to furnish Exhibit 101 to the Form 10-K, which contains the XBRL (eXtensible Business Reporting Language) Interactive Data File for the financial statements and notes included thereto.

(b)           Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. All shares and per share data reflect the effects of a 1-for-25 reverse stock split that became effective on December 11, 2008.

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

(r)           Use of Estimates

The preparation of financial statements in conformity with accounting standards generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income (Loss) per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on the Company’s 10% Senior Secured Convertible Notes issued on June 25, 2008) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of the 10% Senior Secured Convertible Notes. For the three months ended December 31, 2012 and 2011 and for the six months ended December 31, 2012, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in those periods.

(h)          Income (Loss) per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on senior convertible notes) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of senior convertible notes. For the year ended June 30, 2011, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in that period.

The following is the calculation of income (loss) per share for the years ended June 30, 2012 and 2011:

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 620,000 and 1,112,000 for the years ended June 30, 2012 and 2011, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment. Based on this evaluation, a full valuation reserve has been provided for the deferred tax assets.

(p)           Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment.

Revenues

(c)           Revenues

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) the price to the buyer is fixed and determinable; and (4) collectability is reasonably assured. The Company’s shipping terms are customarily FOB shipping point.

The sales price of products and services sold is fixed and determinable after receipt and acceptance of a customer’s purchase order or properly executed sales contract, typically before any work is performed. Management reviews each customer purchase order or sales contract to determine that the work to be performed is specified and there are no unusual terms and conditions that would raise questions as to whether the sales price is fixed or determinable. The Company assesses credit worthiness of customers based upon prior history with the customer and assessment of financial condition. Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for that portion of accounts receivable considered to be uncollectible, based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified.

The Company’s revenue transactions typically do not contain multiple deliverable elements for future performance obligations to customers, other than a standard one-year warranty on materials and workmanship, the estimated costs for which are provided for at the time revenue is recognized.

Revenues for industrial and medical products sold in the normal course of business are recognized upon shipment when delivery terms are FOB shipping point and all other revenue recognition criteria have been met. Gross shipping charges reimbursable from customers, to deliver product, are insignificant and are included in “Revenues” section of the Consolidated Statement of Operations, while shipping costs are classified in the “Selling, General and Administrative Expenses” section of the Consolidated Statement of Operations.

Cash and Cash Equivalents

(d)           Cash and Cash Equivalents

The Company includes in cash equivalents all highly liquid investments with original maturities of three months or less at the time of acquisition. Cash and cash equivalents of $145,923 and $19,556 at June 30, 2012 and 2011, respectively, consist primarily of cash at banks and money market funds. The Company maintains its cash and cash equivalents in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Inventories

(e)           Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and include material, labor and manufacturing overhead. The components of inventories at June 30, 2012 and 2011 are as follows:

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

The Company provides for estimated obsolescence on unmarketable inventory based upon assumptions about future demand and market conditions. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. Inventory, once written down, is not subsequently written back up, as these adjustments are considered permanent adjustments to the carrying value of the inventory.

During fiscal year 2012, the Company recorded a pre-tax non-cash provision for slow-moving and obsolete inventories of $14,033. During fiscal year 2011, the Company recorded a pre-tax non-cash benefit for slow-moving and obsolete inventories of $10,363.

Property and Equipment

(f)            Property and Equipment

Property and equipment are recorded at cost. Maintenance and repair items are expensed as incurred. The Company provides for depreciation and amortization by charges to operations, using the straight-line and declining-balance methods, which allocate the cost of property and equipment over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Depreciation expense was $20,269 and $23,874 for the years ended June 30, 2012 and 2011, respectively.

Significant Customers and Concentration of Credit Risk

(g)           Significant Customers and Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash equivalents and trade accounts receivable. The Company places its investments with highly rated financial institutions. The Company has not experienced any losses on these investments to date. At June 30, 2012, receivables from the Company’s two largest customers were 31% and 27% of the total accounts receivable. At June 30, 2011, receivables from the Company’s five largest customers were 26%, 16%, 15%, 14% and 10% of the total accounts receivable. No other customer accounted for more than 10% of the Company’s receivables as of June 30, 2012 and 2011. The Company has not experienced any material losses related to accounts receivable from individual customers. The Company generally does not require collateral or other security as a condition of sale rather relying on credit approval, balance limitation and monitoring procedures to control credit risk of trade account financial instruments. Management believes that allowances for doubtful accounts, which are established based upon review of specific account balances and historical experience, are adequate.

Revenues from the Company’s largest customers, as a percentage of total revenues, were as follows:

	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

No other customer accounted for more than 10% of the Company’s revenues in fiscal years 2012 and 2011.

Stock-Based Compensation

(i)            Stock-Based Compensation

The measurement and recognition of all compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. Stock-based compensation costs recognized for the years ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively.

Patents

(j)            Patents

Patents are carried at cost less accumulated amortization of $0 and $718,684 at June 30, 2012 and June 30, 2011, respectively. Such costs are amortized using the straight-line method over the shorter of their legal or estimated useful lives, generally five to ten years. Amortization expense was $3,099 and $33,731 for the years ended June 30, 2012 and 2011, respectively.

In July 2011, the Company assigned all of its currently issued and pending patents, as well as new inventions that it conceives before July 28, 2012, to Intuitive Surgical. See Note 8 of Notes to Consolidated Financial Statements.

Fair Value Financial Instruments

(k)           Fair Value of Financial Instruments

Financial instruments consist principally of cash equivalents, accounts receivable, senior secured convertible notes payable, accounts payable, and accrued expenses. The estimated fair value of these financial instruments approximates their carrying value due to their short-term nature.

Long-Lived Assets

(l)            Long-Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Warranty Costs

(m)          Warranty Costs

The Company does not incur future performance obligations in the normal course of business other than providing a standard one-year warranty on materials and workmanship to its customers. The Company provides for estimated warranty costs at the time product revenue is recognized. Warranty costs have been included as a component of cost of goods sold in the accompanying consolidated statements of operations. The following tables summarize warranty reserve activity for the years ended June 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

Research and Development

(n)           Research and Development

Research and development expenses are charged to operations as incurred. The Company groups development and prototype costs and related reimbursements in research and development. For the years ended June 30, 2012 and 2011, research and development expense is shown net of reimbursements of $80,023 and $195,676, respectively, in the accompanying statements of operations.

Comprehensive Income

(o)           Comprehensive Income

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owners sources. The Company’s comprehensive loss for the years ended June 30, 2012 and 2011 was equal to its net loss for the same periods.

Segment Reporting

(q)           Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions about how to allocate resources and assess performance. The Company’s chief decision-maker is its Chief Executive Officer. To date, the Company has viewed its operations and manages its business as principally one segment. For all periods presented, over 90% of the Company’s sales have been to customers in the United States.

Recent Accounting Pronouncements

(s)         Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard update requiring enhanced disclosure about certain financial instruments and derivative instruments that are offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirement becomes effective retrospectively in the first quarter of the Company's fiscal year ending June 30, 2014. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

In September 2011, the FASB issued an accounting standard update intended to simplify testing goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The amendment becomes effective for annual and interim goodwill impairment tests performed for the Company's fiscal year ending June 30, 2013, and early adoption is permitted. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Significant Customers
	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

Income (Loss) per Share

The following is the calculation of income (loss) per share for the three and six months ended December 31, 2012 and 2011:

	Three Months Ended December 31		Six Months Ended December 31
	2012	2011	2012	2011

Net Income (Loss) – Basic	$(906,484)	$(324,875)	$(1,264,578)	$1,673,566
Interest Expense on Senior Convertible Notes	-	-	-	27,708
Net Income (Loss) – Diluted	$(906,484)	$(324,875)	$(1,264,578)	$1,701,274

Basic Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,081,075
Potentially Dilutive Securities	-	-	-	79,280
Diluted Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,160,355

Income (Loss) Per Share
Basic	$(0.22)	$(0.27)	$(0.47)	$1.55
Diluted	$(0.22)	$(0.27)	$(0.47)	$1.47

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

Warranty Costs
	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

2. INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

3. 10% SENIOR SECURED CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
10% Senior Secured Convertible Notes

The Notes consisted of the following:

	December 31, 2012	June 30, 2012
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest were due at maturity, September 30, 2012	$–	$50,000
Accrued interest—10% coupon due on September 30, 2012	–	1,250
	$–	$51,250

	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833

5. STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Information related to the stock options outstanding

Information related to the stock options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.17	$1.20	32,800	$1.20
$0.55	51,000	9.12	0.55	20,334	0.55
$0.27	40,000	8.54	0.27	20,000	0.27
$1.35	1,200	6.90	1.35	1,200	1.35
$1.25	1,200	5.90	1.25	1,200	1.25
$6.25	1,600	3.91	6.25	1,600	6.25
$7.75	1,200	4.91	7.75	1,200	7.75
$11.50	800	2.91	11.50	800	11.50
$13.75	50,427	3.36	13.75	50,427	13.75
$20.75	37,360	2.46	20.75	37,360	20.75
$0.27–$20.75	392,587	7.65	$4.56	166,921	$9.32

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

Issuance of restricted stock in settlement of liabilities for deferred compensation and professional services
Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645

6. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory rate to the Company's effective tax rate
	2012	2011
Income tax expense (benefit) at federal statutory rate	34.0%	(34.0%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	6.3	(6.3)
Change in valuation allowance	(94.3)	46.1
Nondeductible items	1.7	1.0
Prior-year tax adjustments	48.8	1.5
Other	3.6	(8.2)
Effective tax rate	0.1%	0.1%

Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,913,000	$2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset	$–	$–

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2012
Machinery and equipment
Estimated Useful Life	2 - 7 years
Leasehold improvements
Estimated Useful Life	Shorter of lease term or estimated useful life
Furniture and fixtures
Estimated Useful Life	5 years
Vehicles
Estimated Useful Life	3 years

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Customer A
Percentage of total revenues	34.00%	22.00%
Customer B
Percentage of total revenues	22.00%	24.00%
Customer C
Percentage of total revenues	3.00%	17.00%
All others
Percentage of total revenues	41.00%	37.00%

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Net Income (Loss) - Basic	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Interest Expense on Senior Convertible Notes				27,708	30,208
Net Income (Loss) - Diluted	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,701,274	$ 991,180	$ (1,052,613)
Basic Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,081,075	1,163,775	994,777
Potentially Dilutive Securities				79,280	112,114
Diluted Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,160,355	1,275,889	994,777
Income (Loss) Per Share
Basic	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.55	$ 0.83	$ (1.06)
Diluted	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.47	$ 0.78	$ (1.06)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012
Summary Of Significant Accounting Policies Details 4
Balance at beginning of period	$ 25,000	$ 25,000	$ 25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$ 25,000	$ 25,000	$ 25,000

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Antidilutive shares excluded from computation of income (loss) per share	3,056,000	1,150,000	3,056,000	1,012,000	620,000	1,112,000
Inventories
Pre-tax non-cash provision (benefit) for slow-moving and obsolete inventories					$ 14,033	$ (10,363)
Property and Equipment
Depreciation expense					20,269	23,874
Patents
Accumulated amortization					0	718,684
Amortization expense					3,099	33,731
Research and Development
Research and development expense reimbursements					$ 80,023	$ 195,676

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1)	Jun. 30, 2012	Jun. 30, 2011
Customer 1
Percentage receivables from the Company's largest customers relative to total receivables	31.00%	26.00%
Customer 2
Percentage receivables from the Company's largest customers relative to total receivables	27.00%	16.00%
Customer 3
Percentage receivables from the Company's largest customers relative to total receivables		15.00%
Customer 4
Percentage receivables from the Company's largest customers relative to total receivables		14.00%
Customer 5
Percentage receivables from the Company's largest customers relative to total receivables		10.00%

2. INVENTORIES (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Inventories Details
Raw Materials	$ 321,320	$ 277,392	$ 271,608
Work-In-Progress	283,654	289,748	312,097
Finished Goods	87,165	115,760	82,580
Total Inventories	$ 692,139	$ 682,900	$ 666,285

3. 10% SENIOR SECURED CONVERTIBLE NOTES (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Senior Secured Convertible Notes Details
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012		$ 50,000	$ 600,000
Accrued interest -10% coupon due on September 30, 2012		1,250	180,833
Outstanding principal and accrued interest		$ 51,250	$ 780,833

4. COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commitments Details Narrative
Total rent expense paid or accrued to related parties	$ 108,000	$ 108,000
Total consulting fees paid to directors	20,000	25,000
Rent expense on operating leases, excluding the related party rent	$ 45,896	$ 46,335

5. STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Details
Option life	5 years 3 months
Risk-free interest rate	3.00%
Stock volatility	480.00%
Dividend yield	$ 0
Weighted average fair value of grants	$ 1.07

5. STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 Option	Jun. 30, 2011 Option
Number of stock options outstanding - at beginning		94,138	94,378
Number of Shares options granted		506,600
Number of Shares options cancelled		(208,151)	(240)
Number of stock options outstanding - at ending		392,587	94,138
Weighted average exercise price options outstanding- At Beginning		$ 15.97	$ 15.98
Weighted average exercise price - shares granted minimum		$ 0.27
Weighted average exercise price - shares granted maximum		$ 1.2
Weighted average exercise price - cancelled or expired minimum		$ 0.55	$ 13.75
Weighted average exercise price - cancelled or expired maximum		$ 13.75	$ 13.75
Weighted average exercise price options outstanding - At End		$ 4.56	$ 15.97
Weighted average contractual term - At Beginning		4 years 6 months	5 years 5 months 29 days
Weighted average contractual term - At End	7 years 7 months 24 days	8 years 1 month 25 days	4 years 6 months

5. STOCK-BASED COMPENSATION (Details 2) (USD $)	6 Months Ended
Dec. 31, 2012
Range of Exercise Prices	0.27 - 20.75
Number of Shares Underlying Stock Options Outstanding	392,587
Weighted average contractual term	7 years 7 months 24 days
Weighted average exercise price	$ 4.56
Exercisable Number of Shares Related to Stock Options Outstanding	166,921
Option 1
Range of Exercise Prices	1.2
Number of Shares Underlying Stock Options Outstanding	207,800
Weighted average contractual term	9 years 1 month 28 days
Weighted average exercise price	$ 1.2
Exercisable Number of Shares Related to Stock Options Outstanding	32,800
Option 2
Range of Exercise Prices	0.55
Number of Shares Underlying Stock Options Outstanding	51,000
Weighted average contractual term	9 years 1 month 9 days
Weighted average exercise price	$ 0.55
Exercisable Number of Shares Related to Stock Options Outstanding	20,334
Option 3
Range of Exercise Prices	0.27
Number of Shares Underlying Stock Options Outstanding	40,000
Weighted average contractual term	8 years 6 months 15 days
Weighted average exercise price	$ 0.27
Exercisable Number of Shares Related to Stock Options Outstanding	20,000
Option 4
Range of Exercise Prices	1.35
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	6 years 10 months 24 days
Weighted average exercise price	$ 1.35
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 5
Range of Exercise Prices	1.25
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	5 years 10 months 24 days
Weighted average exercise price	$ 1.25
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 6
Range of Exercise Prices	6.25
Number of Shares Underlying Stock Options Outstanding	1,600
Weighted average contractual term	3 years 10 months 28 days
Weighted average exercise price	$ 6.25
Exercisable Number of Shares Related to Stock Options Outstanding	1,600
Option 7
Range of Exercise Prices	7.75
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	4 years 10 months 28 days
Weighted average exercise price	$ 7.75
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 8
Range of Exercise Prices	11.5
Number of Shares Underlying Stock Options Outstanding	800
Weighted average contractual term	2 years 10 months 28 days
Weighted average exercise price	$ 11.5
Exercisable Number of Shares Related to Stock Options Outstanding	800
Option 9
Range of Exercise Prices	13.75
Number of Shares Underlying Stock Options Outstanding	50,427
Weighted average contractual term	3 years 4 months 10 days
Weighted average exercise price	$ 13.75
Exercisable Number of Shares Related to Stock Options Outstanding	50,427
Option 10
Range of Exercise Prices	20.75
Number of Shares Underlying Stock Options Outstanding	37,360
Weighted average contractual term	2 years 5 months 16 days
Weighted average exercise price	$ 20.75
Exercisable Number of Shares Related to Stock Options Outstanding	37,360

5. STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Details 3
Accrued Employee Compensation	$ (504,645)
Accounts Payable	(170,000)
Total Current Liabilities	(674,645)
Total Stockholders' Equity (Deficit)	$ 674,645

5. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock-based compensation costs	$ 10,508	$ 13,400	$ 21,016	$ 17,900	$ 78,344	$ 22,704
Unrecognized compensation costs related to options vesting in the future					228,966
Selling, general and administrative expenses
Stock-based compensation costs	8,050	12,500	16,100	12,500	64,910	10,000
Research and Development Expenses
Stock-based compensation costs	550	0	1,100	0	2,200	0
Cost of goods sold
Stock-based compensation costs	$ 1,908	$ 900	$ 3,816	$ 5,400	$ 11,234	$ 12,704

5. STOCK-BASED COMPENSATION (Details Narrative 1)	Jun. 30, 2012
2011 Plan
Shares of common stock available for future grants	117,200
Stock options outstanding	207,800
2006 Plan
Shares of common stock available for future grants	43,698
Stock options outstanding	96,200
1997 Plan
Stock options outstanding	88,938

6. INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details
Income tax expense (benefit) at federal statutory rate	34.00%	(34.00%)
State taxes, net of federal benefit	6.30%	(6.30%)
Change in valuation allowance	(94.30%)	46.10%
Nondeductible items	1.70%	1.00%
Prior-year tax adjustments	48.80%	1.50%
Other	3.60%	(8.20%)
Effective tax rate	0.10%	0.10%

6. INCOME TAXES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 1,913,000	$ 2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset

6. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details Narrative
Minimum statutory state income tax liability	$ 912	$ 912
Federal net operating loss carry forwards	4,200,000
State net operating loss carry forwards	2,200,000
Net operating loss carry forwards from the Company's Hong Kong operations	$ 1,900,000
Operating loss carryforwards expiration dates	All expire at various dates from 2013 through 2031, except operating loss carryforwards from the Company's Hong Kong operations, which carry forward indefinitely.

9. SALE OF ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Sale Of Assets Details Narrative
Gain on sale of assets	$ 3,702	$ 2,149	$ 10,226	$ 35,967

10. SALE OF PATENTS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Gain on sale of intellectual property				$ 2,276,286	$ 2,276,286

12. CLAIMS FOR LIQUIDATED DAMAGES (Details Narrative) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Claims For Liquidated Damages Details Narrative
Accrued Claims for Liquidated Damages	$ 629,000